Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	205,850,000
Proposed Maximum Offering Price per Unit	30.00
Maximum Aggregate Offering Price	$ 6,175,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 852,836.55
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes shares of our Class A common stock subject to the underwriters' option to purchase additional shares.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (b) See note 1(b) above.